Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
        Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust(2)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

--------------------------------------------------------------------------------
Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 4
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this

-------------------------

(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

>  Guaranteed Accumulation Account

>  Fixed Plus Account

>  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments.

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.


Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the

--------------------------------------------------------------------------------

date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.

Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS


------------------------------------------------------------------------
 Contract Overview ................................................. 5
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: The Accumulation Phase, The Income Phase ......... 6
------------------------------------------------------------------------

Fee Table .........................................................  7
Condensed Financial Information ................................... 11
Investment Options ................................................ 11
Transfers ......................................................... 12
Contract Purchase and Participation ............................... 13
Contract Ownership and Rights ..................................... 15
Right to Cancel ................................................... 15
Fees .............................................................. 16
Your Account Value ................................................ 20
Withdrawals ....................................................... 22
Systematic Distribution Options ................................... 23
Death Benefit ..................................................... 24
The Income Phase .................................................. 25
Taxation .......................................................... 29
Other Topics ...................................................... 33

The Company -- Variable Annuity Account B -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Transfer of Ownership; Assignment -- Intent to Confirm Quarterly


Contents of the Statement of Additional Information ............... 37
Appendix I -- Guaranteed Accumulation Account ..................... 38
Appendix II -- Fixed Account ...................................... 40
Appendix III -- Fixed Plus Account ................................ 41
Appendix IV -- Fund Descriptions .................................. 43
Appendix V -- Condensed Financial Information ..................... 46

Questions: Contacting the Company. Contact your local representative or write or call our Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

Contract Overview
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
Who's Who
--------------------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".

--------------------------------------------------------------------------------
The Contract and Your Retirement Plan
--------------------------------------------------------------------------------

Retirement plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-457 plans. For a description of each. See "Taxation--Your Retirement Plan".

--------------------------------------------------------------------------------
Contract Rights
--------------------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights".


--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel".

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".

Systematic Distribution Options: The contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 457 plans) also defer payment of taxes on earnings until they are withdrawn (or otherwise made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".

--------------------------------------------------------------------------------
Contract Phases
--------------------------------------------------------------------------------

                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account B
Interest
 Options                 Variable Investment Options
---------

              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                      Step 3
              ---------------------
                Mutual     Mutual
                Fund A     Fund B
              ---------------------

                                             I.  The Accumulation Phase
                                                 (accumulating retirement
                                                 benefits)

                                              STEP 1: You or the contract
                                              holder provide Aetna Life
                                              Insurance and Annuity
                                              Company with your completed
                                              enrollment materials. The
                                              contract holder directs us to
                                              set up an account for you.

                                              STEP 2: The contract holder,
                                              or you if permitted by your
                                              plan, directs us to invest your
                                              account dollars in any of the:
                                              (a) Fixed Interest Options;
                                              and/or
                                              (b) Variable Investment
                                                  Options. (The variable
                                                  investment options are the
                                                  subaccounts of Variable
                                                  Annuity Account B. Each one
                                                  invests in a specific mutual
                                                  fund.)

                                              STEP 3: The subaccount(s)
                                              selected purchases shares of its
                                              corresponding fund.

II. The Income Phase The contract offers several payment options. See "The Income Phase". In general, you may:

>  Receive income phase payments over a lifetime or for a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

In This Section:

>  Maximum Transaction Fees;

>  Maximum Fees Deducted from the Subaccounts;

>  Fees Deducted by the Funds; and

>  Examples of Fee Deductions.

Also see the "Fees" section for:

>  Early Withdrawal Charge Schedules;

>  HOw, When and Why Fees are Deducted;

>  Reduction, Waiver and/or Elimination of Certain Fees; and

>  Premium and Other Taxes.

See "The Income Phase" for:

>  Fees during the income phase.

Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

Maximum Transaction Fees
Early Withdrawal Charge. (As a percentage of the amount withdrawn)

Early Withdrawal Charge Schedules

  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
------------------------------------------   -----------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
---------------------   ------------------   ---------------   -----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%

Annual Maintenance Fee
Installment Purchase Payment Accounts.................................$20.00(1)

Single Purchase Payment Accounts.......................................$0.00

Maximum Fees Deducted From the Subaccounts
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge......................................1.25%(1)

Administrative Expense Charge..........................................0.25%(2)
                                                                       ------

Total Separate Account Expenses........................................1.50%
                                                                       ======

-------------------------

(1) These charges may be waived, reduced or eliminated in certain circumstances. See "Fees".

(2) We only impose this charge under some contracts. See "Fees".

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.

                              Fund Expense Table

                                                                                 Total Fund                      Net Fund
                                                                                   Annual                         Annual
                                                                                  Expenses                       Expenses
                                                     Investment                    Without         Total          After
                                                      Advisory        Other      Waivers or     Waivers and     Waivers or
                    Fund Name                          Fees(1)      Expenses     Reductions      Reductions     Reductions
-------------------------------------------------   ------------   ----------   ------------   -------------   -----------

Aetna Ascent VP(2)                                     0.60%         0.14%         0.74%            0.00%         0.74%
Aetna Balanced VP, Inc.                                0.50%         0.09%         0.59%              --          0.59%
Aetna Bond VP                                          0.40%         0.09%         0.49%              --          0.49%
Aetna Crossroads VP(2)                                 0.60%         0.14%         0.74%            0.04%         0.70%
Aetna Growth VP(2)                                     0.60%         0.11%         0.71%            0.00%         0.71%
Aetna Growth and Income VP                             0.50%         0.08%         0.58%              --          0.58%
Aetna High Yield VP(2)                                 0.65%         0.48%         1.13%            0.33%         0.80%
Aetna Index Plus Large Cap VP(2)                       0.35%         0.10%         0.45%            0.00%         0.45%
Aetna Index Plus Mid Cap VP(2)                         0.40%         0.40%         0.80%            0.20%         0.60%
Aetna Index Plus Small Cap VP(2)                       0.40%         0.50%         0.90%            0.30%         0.60%
Aetna International VP(2)                              0.85%         0.77%         1.62%            0.47%         1.15%
Aetna Legacy VP(2)                                     0.60%         0.15%         0.75%            0.10%         0.65%
Aetna Money Market VP                                  0.25%         0.09%         0.34%              --          0.34%
Aetna Real Estate Securities VP(2)                     0.75%         0.74%         1.49%            0.54%         0.95%
Aetna Small Company VP(2)                              0.75%         0.13%         0.88%            0.00%         0.88%
Aetna Technology VP(2)(3)                              0.95%         0.25%         1.20%            0.05%         1.15%
Aetna Value Opportunity VP(2)                          0.60%         0.13%         0.73%            0.00%         0.73%
AIM V.I. Capital Appreciation Fund                     0.62%         0.11%         0.73%              --          0.73%
AIM V.I. Growth Fund                                   0.63%         0.10%         0.73%              --          0.73%
AIM V.I. Growth and Income Fund                        0.61%         0.16%         0.77%              --          0.77%
AIM V.I. Value Fund                                    0.61%         0.15%         0.76%              --          0.76%
Calvert Social Balanced Portfolio(4)                   0.70%         0.19%         0.89%            0.00%         0.89%
Fidelity VIP Equity-Income Portfolio(5)                0.48%         0.09%         0.57%              --          0.57%
Fidelity VIP Growth Portfolio(5)                       0.58%         0.08%         0.66%              --          0.66%
Fidelity VIP Overseas Portfolio(5)                     0.73%         0.18%         0.91%              --          0.91%
Fidelity VIP II Contrafund[RegTM] Portfolio(5)         0.58%         0.09%         0.67%              --          0.67%
Janus Aspen Aggressive Growth Portfolio(6)             0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Balanced Portfolio(6)                      0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Flexible Income Portfolio(6)               0.65%         0.07%         0.72%            0.00%         0.72%
Janus Aspen Growth Portfolio(6)                        0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Worldwide Growth Portfolio(6)              0.65%         0.05%         0.70%            0.00%         0.70%
Lexington Natural Resources Trust                      1.00%         0.33%         1.33%              --          1.33%
Oppenheimer Global Securities Fund/VA                  0.67%         0.02%         0.69%              --          0.69%
Oppenheimer Strategic Bond Fund/VA                     0.74%         0.04%         0.78%              --          0.78%
PPI MFS Capital Opportunities Portfolio(7)             0.65%         0.25%         0.90%            0.00%         0.90%
PPI MFS Emerging Equities Portfolio(7)                 0.67%         0.13%         0.80%            0.00%         0.80%
PPI MFS Research Growth Portfolio(7)                   0.70%         0.15%         0.85%            0.00%         0.85%
PPI Scudder International Growth Portfolio(7)          0.80%         0.20%         1.00%            0.00%         1.00%
PPI T. Rowe Price Growth Equity Portfolio(7)           0.60%         0.15%         0.75%            0.00%         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples
Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and maintenance fee of $20 (converted to a percentage of assets equal to 0.005%). The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.


---------------------------------------------
> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
---------------------------------------------
                                                             EXAMPLE A                              EXAMPLE B
                                              --------------------------------------- --------------------------------------
                                                                                        If you leave your entire account
                                              If you withdraw your entire account       value invested or if you select an
                                              value at the end of the periods shown,    income phase payment option at the
                                              you would pay the following fees,         end of the periods shown, you would
                                              including any applicable Early            pay the following fees (no Early
                                              Withdrawal Charge assessed:*              Withdrawal Charge is reflected):**
                                              1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                  $74      $124      $178      $258         $23      $70       $120      $258
Aetna Balanced VP, Inc.                          $73      $120      $170      $243         $21      $66       $113      $243
Aetna Bond VP                                    $72      $117      $166      $232         $20      $63       $108      $232
Aetna Crossroads VP                              $74      $124      $178      $258         $23      $70       $120      $258
Aetna Growth VP                                  $74      $124      $176      $255         $22      $69       $119      $255
Aetna Growth and Income VP                       $73      $120      $170      $242         $21      $65       $112      $242
Aetna High Yield VP                              $78      $136      $196      $297         $27      $82       $140      $297
Aetna Index Plus Large Cap VP                    $71      $116      $164      $228         $20      $61       $105      $228
Aetna Index Plus Mid Cap VP                      $75      $126      $180      $264         $23      $72       $123      $264
Aetna Index Plus Small Cap VP                    $76      $129      $185      $274         $24      $75       $128      $274
Aetna International VP                           $82      $149      $219      $343         $32      $96       $164      $343
Aetna Legacy VP                                  $74      $125      $178      $259         $23      $70       $121      $259
Aetna Money Market VP                            $70      $113      $158      $216         $19      $58       $100      $216
Aetna Real Estate Securities VP                  $81      $146      $213      $331         $30      $93       $157      $331
Aetna Small Company VP                           $75      $128      $184      $272         $24      $74       $127      $272
Aetna Technology VP                              $79      $138      $199      $304         $27      $84       $143      $304
Aetna Value Opportunity VP                       $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Capital Appreciation Fund               $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Growth Fund                             $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Growth and Income Fund                  $74      $125      $179      $261         $23      $71       $122      $261
AIM V.I. Value Fund                              $74      $125      $178      $260         $23      $71       $121      $260
Calvert Social Balanced Portfolio                $76      $129      $185      $273         $24      $75       $128      $273
Fidelity VIP Equity-Income Portfolio             $73      $120      $169      $241         $21      $65       $112      $241
Fidelity VIP Growth Portfolio                    $73      $122      $174      $250         $22      $68       $116      $250
Fidelity VIP Overseas Portfolio                  $76      $129      $186      $275         $24      $75       $129      $275
Fidelity VIP II Contrafund[RegTM] Portfolio      $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Aggressive Growth Portfolio          $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Balanced Portfolio                   $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Flexible Income Portfolio            $74      $124      $177      $256         $23      $70       $119      $256
Janus Aspen Growth Portfolio                     $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Worldwide Growth Portfolio           $74      $123      $176      $254         $22      $69       $118      $254
Lexington Natural Resources Trust                $80      $141      $205      $316         $29      $88       $150      $316
Oppenheimer Global Securities Fund/VA            $74      $123      $175      $253         $22      $69       $118      $253
Oppenheimer Strategic Bond Fund/VA               $75      $126      $179      $262         $23      $71       $122      $262
PPI MFS Capital Opportunities Portfolio          $76      $129      $185      $274         $24      $75       $128      $274
PPI MFS Emerging Equities Portfolio              $75      $126      $180      $264         $23      $72       $123      $264
PPI MFS Research Growth Portfolio                $75      $128      $183      $269         $24      $73       $126      $269
PPI Scudder International Growth Portfolio       $77      $132      $190      $284         $25      $78       $133      $284
PPI T. Rowe Price Growth Equity Portfolio        $74      $125      $178      $259         $23      $70       $121      $259

-----------------
 * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options
o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed

Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.


"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.


>  Shared--bought by more than one company

>  Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase, and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among investment options. Subject to the contract holder's approval, you may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. See "The Income Phase".

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Code Section 457; or
(3) Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-457 plans.

Purchasing the Contract.

(1) The contract holder submits the required forms and application to the Company.

(2) We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The following purchase payment methods are available:

>  Continuous payments over time into an installment purchase payment account.

Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

> Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers".

Transfer Credits. The Company may provide a transfer credit on transferred assets, subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under the plan or a prior plan before such amounts are applied to the contract. The transfer credit equals a percentage of the transferred assets remaining in the contract after a specified period of time. Once a transfer credit is applied to the contract, it will not be recaptured by the Company; however, all applicable provisions and limitations of the contract will apply to those amounts. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation".

Contract Ownership and Rights
--------------------------------------------------------------------------------
Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

What Rights Do I Have under The Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. The contract holder may cancel the contract within ten days after receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

Types of Fees.
There are three types of fees your account may incur:

>  Transaction Fees
   o Early Withdrawal Charge
   o Annual Maintenance Fee

>  Fees Deducted from the Subaccounts
   o Mortality and Expense Risk Charge
   o Administrative Expense Charge

>  Fees Deducted by the Funds
   o Investment Advisory Fees
   o Other Expenses

Terms to Understand
in Schedules

> Account Year -- a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
------------------------------------------   -----------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
---------------------   ------------------   ---------------   -----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

>  Used to provide payments to you during the income phase;

>  Paid because of your death before income phase payments begin;

> Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);

> Taken because of the election of a systematic distribution option, See "Systematic Distribution Options";

> Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

> Taken on or after the tenth anniversary of the effective date of the account or plan account;

> For 457 plans only, withdrawn due to a hardship resulting from an unforseeable emergency, or

> For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>  The number of participants under the plan;

>  The expected level of assets or cash flow under the plan;

>  Our agent's involvement in sales activities;

>  Our sales-related expenses;

>  Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract; and

>  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Maintenance Fee
Maximum Amount. $20.00 (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>  The size, type and nature of the group for which a contract is issued;

> The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

>  The number of eligible participants and the program's participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge
Maximum Amount. 1.25% annually of your account value invested in the subaccount.

When/How. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

>  The frequency, consistency and method of submitting payments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

>  The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge
Maximum Amount. 0.25% annually of your account value invested in the subaccount.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

> We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

> For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

> We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

> We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. Fund Expenses
Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the funds' investment advisor and operating expenses.

Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation".

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

>  Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>  Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

> Divided by the total value of the subaccount units at the preceding valuation

> Less a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the Aetna GET Fund). See "Fees".

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

                             ---------------------
                              $5,000 contribution
                             ---------------------
                                     Step 1
              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

                                     Step 2
              ---------------------------------------------------
                         Variable Annuity Account B
              ---------------------------------------------------
                  Subaccount A      Subaccount B      Etc
                  300               80
                  accumulation      accumulation
                  units             units

              ---------------------------------------------------

                      Step  3
              ---------- -----------
                Fund A     Fund B
              ---------- -----------

Step 1: An Investor contributes $5000.

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>  Early Withdrawal Charge. See "Fees--Early Withdrawal Charge"

>  Maintenance Fee. See "Fees--Maintenance Fee"


>  Market Value Adjustment. See Appendix I


>  Tax Penalty. See "Taxation"

>  Tax Withholding. See "Taxation"

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview-- Questions."

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

Steps for Making A Withdrawal. The contract holder, or you if permitted by the plan must:

>  Select the Withdrawal Amount;

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed
   Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

   For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select Investment Option (if this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value); and

>  Properly complete a disbursement form and submit it to our Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or (2) on such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

Features of a Systematic Distribution Option
A Systematic Distribution Option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is available under 457 plans only.

> Other Systematic Distribution Options. We may add additional Systematic Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.

Availability of Systematic Distribution Options The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.

Charges and Taxation When the contract holder elects a Systematic Distribution Option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

During the Income Phase.

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase".

Death Benefit

--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase
Payment Process.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

>  Lump-sum payment;

> Payment in accordance with any of the available income phase payment options (see "The Income Phase--Payment Options"); and

> If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>  Leaving your account value invested in the contract; or

> Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase
--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

>  Start date;

> Income Phase Payment option (see the income phase payment options table in this section);

> Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>  Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions".


Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:


>  A first income phase payment of at least $20; or

>  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms Used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

--------------------------------------------------------------------------------
                      Lifetime Income Phase Payment Options
--------------------------------------------------------------------------------

                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
 Life Income            Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of
                        5-20 years or as otherwise specified in the contract.
 Life Income--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed             guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless
 Payments               prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                        sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
                        (a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the
 Life Income--          surviving annuitant after the first death; or
 Two Lives              (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                        of the payment to continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: All Payments end after the deaths of both annuitants.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
 Life Income--          Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Two Lives--            death.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments               payments have all been paid, we will continue to pay the beneficiary the remaining payments.
                        Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
Life Income--
Cash Refund             Length of Payments: For as long as the annuitant lives.
Option (limited         Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
availability--fixed     sum payment equal to the amount originally applied to the income phase payment option (less
payment only)           any premium tax) and less the total amount of fixed income phase payments paid.
------------------------------------------------------------------------------------------------------------------------------
 Life Income--
 Two Lives--Cash        Length of Payments: For as long as either annuitant lives.
 Refund Option          Continuing Payment: 100% of the payment to continue after the first death.
 (limited               Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 availability--fixed    payment equal to the amount applied to the income phase payment option (less any premium
 payment only)          tax) and less the total amount of fixed income phase payments paid.
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Nonlifetime Income Phase Payment Options
--------------------------------------------------------------------------------

                  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
                  However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum
 Nonlifetime--    payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                  sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------------------------------------------

 Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

 Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

In This Section

>  Introduction

>  Your Retirement Plan

>  Withdrawals and other Distributions

>  Taxation of Distributions

>  Withholding for Federal Income Tax Liability

>  Minimum Distribution Requirements

>  Contribution and Distribution Limits

>  415(m) Arrangements

>  Bona Fide Severance Pay Plans

>  Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Taxation
--------------------------------------------------------------------------------

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.

Plan Types. The contract is designed for use with deferred compensation plans that qualify under code section 457 or non-section 457 deferred compensation plans. Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with code section 415(m) arrangements.

You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax qualified arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a beneficiary), (see "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plan are taxed). When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

The Contract and Retirement Plans. We make this contract available to plans subject to code section 457 only if a non-governmental employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions
457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your beneficiary.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

>  Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed; and/or

>  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>  Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

Amount. Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

>  After you begin receiving minimum distributions under the contract, or

>  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon the following:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

>  Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by

December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>  Over the life of the beneficiary, or

>  Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>  December 31 of the calendar year following the calendar year of your death;
   or

>  December 31 of the calendar year in which you would have attained age 70 1/2.

Contribution and Distribution Limits
457(b) Plan. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2, (2) when you separate from service with the employer, or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

Non-Section 457 Deferred Compensation Plans. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contributions or distributions.

415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contribution and Distribution Limits" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford, Connecticut 06156

Variable Annuity Account B
We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:

>  standardized average annual total returns; and

>  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution
The Company will serve as the principal underwriter for the securities sold by this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts.

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 6% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or
(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly
Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate.
   You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus

>  Tax Penalties and/or Tax withholding--see "Taxation"

>  Early Withdrawal Charge--see "Fees"

>  Maintenance Fee--see "Fees"

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>  Short-term--three years or fewer; and

>  Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>  Transfer dollars to a new guaranteed term;

>  Transfer dollars to other available investment options; or

>  Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
    Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.
    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

--------------------------------------------------------------------------------
    Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------
General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.


The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

> Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months

>  One-fourth of the remaining Fixed Plus Account value 12 months later

>  One-third of the remaining Fixed Plus Account value 12 months later

>  One-half of the remaining Fixed Plus Account value 12 months later, and

>  The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

> Your death before income phase payments have begun (request must be received within 6 months after date of death); or

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or


> Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.


Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                  Appendix IV
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. > Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)
> Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
> Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
> Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)
> Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)
> Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)
> Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)
> Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)
> Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)
> Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).(1)

> Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)
> Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)
> Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)
> AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)
> AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)
> AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)
> AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)
> Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)
> Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)
> Fidelity Variable Insurance Products Fund-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)
> Fidelity Variable Insurance Products Fund-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)(a)
> Fidelity Variable Insurance Products Fund II-- Contrafund[RegTM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)(b)
> Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(5)
> Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)
> Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)
> Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(5)
> Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)
> Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)(a)
> Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(7)
> Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)
> Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(8)(a)
> Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital. (8)(a)
> Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)
> Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)
> Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income. (8)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity International Investment Advisors (subadviser) Fidelity International Investment Advisors (U.K.) Limited (subadviser)
        Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
(5) Investment Adviser: Janus Capital Corporation
(6) Investment Adviser: Lexington Management Corporation
    (a) Market Systems Research Advisors, Inc. (subadviser)
(7) Investment Adviser: OppenheimerFunds, Inc.
(8) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix V
                        Condensed Financial Information
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Table I--For Contracts With Total Separate Account Charges of 0.75% ...........   47
Table II--For Contracts With Total Separate Account Charges of 0.80% ..........   51
Table III--For Contracts With Total Separate Account Charges of 0.95% .........   53
Table IV--For Contracts With Total Separate Account Charges of 1.25% ..........   54
Table V--For Contracts With Total Separate Account Charges of 1.50%
  Including A 0.25% Administrative Expense Charge Beginning April 7, 1997 .....   58
Table VI--For Contracts Containing Limits on Fees .............................   60

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until February 23, 1996, when the mortality and expense risk charge was reduced to 0.75% during the accumulation phase. It will increase to 1.25% during the income phase.

                                       1999         1998          1997          1996
                                       ----         ----          ----          ----
AETNA ASCENT VP
Value at beginning of period          $16.082      $15.535       $13.055       $10.652
Value at end of period                $18.253      $16.082       $15.535       $13.055
Number of accumulation units
 outstanding at end of period         129,605      104,608        90,134        35,959
AETNA BALANCED VP, INC
Value at beginning of period          $22.244      $19.166       $15.765       $13.803
Value at end of period                $25.081      $22.244       $19.166       $15.765
Number of accumulation units
 outstanding at end of period       1,579,288    1,798,425     1,970,116     2,141,189
AETNA BOND VP
Value at beginning of period          $14.475      $13.486       $12.546       $12.212
Value at end of period                $14.260      $14.475       $13.486       $12.546
Number of accumulation units
 outstanding at end of period       1,654,932    2,012,308     1,921,538     2,206,334
AETNA CROSSROADS VP
Value at beginning of period          $15.312      $14.566       $12.483       $10.594
Value at end of period                $16.750      $15.312       $14.566       $12.483
Number of accumulation units
 outstanding at end of period         124,069      119,246       100,256        26,260
AETNA GROWTH VP
Value at beginning of period          $18.067      $13.239(4)
Value at end of period                $24.203      $18.067
Number of accumulation units
 outstanding at end of period         626,397      428,697
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $25.265      $22.233       $17.246       $13.972
Value at end of period                $29.444      $25.265       $22.233       $17.246
Number of accumulation units
 outstanding at end of period      11,813,416   12,975,484    14,879,862    14,930,380
AETNA HIGH YIELD VP
Value at beginning of period           $9.244       $9.941(6)
Value at end of period                 $9.822       $9.244
Number of accumulation units
 outstanding at end of period          21,598       24,320
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $18.989      $14.538       $10.940       $10.000(7)
Value at end of period                $23.427      $18.989       $14.538       $10.940
Number of accumulation units
 outstanding at end of period       1,552,902    1,060,363       485,417        72,973
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $10.928       $9.950(8)
Value at end of period                $12.561      $10.928
Number of accumulation units
 outstanding at end of period          60,811       16,207
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $8.846       $9.407(6)
Value at end of period                 $9.727       $8.846
Number of accumulation units
 outstanding at end of period          76,971       53,460
AETNA INTERNATIONAL VP
Value at beginning of period           $9.798      $10.288(6)
Value at end of period                $14.718       $9.798
Number of accumulation units
 outstanding at end of period          44,538       29,000

                                       1995             1994         1993            1992            1991        1990
                                       ----             ----         ----            ----            ----        -----
AETNA ASCENT VP
Value at beginning of period          $10.000(1)
Value at end of period                $10.652
Number of accumulation units
 outstanding at end of period          16,791
AETNA BALANCED VP, INC
Value at beginning of period          $10.971           $11.164     $10.286         $12.717(2)       $10.882     $10.423
Value at end of period                $13.803           $10.971     $11.164         $10.286          $12.717     $10.882
Number of accumulation units
 outstanding at end of period       6,430,772         3,541,703     318,711           6,537        1,324,822     984,798
AETNA BOND VP
Value at beginning of period          $10.457           $11.006     $10.160         $37.815(3)       $32.066     $29.752
Value at end of period                $12.212           $10.457     $11.006         $10.160          $37.815     $32.066
Number of accumulation units
 outstanding at end of period       4,853,662         1,988,960     166,913           4,196          427,893     358,454
AETNA CROSSROADS VP
Value at beginning of period          $10.000(1)
Value at end of period                $10.594
Number of accumulation units
 outstanding at end of period          16,953
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $10.698           $10.940     $10.378         $84.249(5)       $67.496     $66.174
Value at end of period                $13.972           $10.698     $10.940         $10.378          $84.249     $67.496
Number of accumulation units
 outstanding at end of period      30,554,957        11,117,383     879,670           3,107          908,777     810,126
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                       1999             1998             1997             1996
                                       ----             ----             ----             -----
AETNA LEGACY VP
Value at beginning of period         $14.266          $13.441           $11.826           $10.443
Value at end of period               $15.164          $14.266           $13.441           $11.826
Number of accumulation units
 outstanding at end of period         77,496          120,312            54,849             7,510
AETNA MONEY MARKET VP
Value at beginning of period         $12.604          $12.041           $11.502           $11.007
Value at end of period               $13.145          $12.604           $12.041           $11.502
Number of accumulation units
 outstanding at end of period      2,521,960        2,102,275         2,066,545         2,421,519
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period          $8.903           $9.678(6)
Value at end of period                $8.464           $8.903
Number of accumulation units
 outstanding at end of period         60,993           23,760
AETNA SMALL
COMPANY VP
Value at beginning of period         $13.751          $13.704           $13.211(11)
Value at end of period               $17.859          $13.751           $13.704
Number of accumulation units
 outstanding at end of period        177,817           90,092             2,408
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $16.169          $12.632(4)
Value at end of period               $19.190          $16.169
Number of accumulation units
 outstanding at end of period         93,802           91,722
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period          $9.979(12)
Value at end of period               $13.801
Number of accumulation units
 outstanding at end of period         11,915
AIM V.I. GROWTH FUND
Value at beginning of period          $9.722(12)
Value at end of period               $12.111
Number of accumulation units
 outstanding at end of period         47,999
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $10.215(13)
Value at end of period               $11.756
Number of accumulation units
 outstanding at end of period         36,163
AIM V.I. VALUE FUND
Value at beginning of period          $9.764(14)
Value at end of period               $11.546
Number of accumulation units
 outstanding at end of period         83,637
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $20.708          $17.944           $15.056           $13.480
Value at end of period               $23.066          $20.708           $17.944           $15.056
Number of accumulation units
 outstanding at end of period         37,046           35,544            31,512            33,352
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period         $17.650          $15.930           $12.529           $11.054
Value at end of period               $18.627          $17.650           $15.930           $12.529
Number of accumulation units
 outstanding at end of period        519,885          630,682           744,774           544,657
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $19.430          $14.034           $11.451           $10.066
Value at end of period               $26.504          $19.430           $14.034           $11.451
Number of accumulation units
 outstanding at end of period        874,557          595,859           444,057           379,385
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $13.984          $12.496           $11.286           $10.052
Value at end of period               $19.796          $13.984           $12.496           $11.286
Number of accumulation units
 outstanding at end of period        182,517          141,714           102,509            70,271

                                     1995              1994           1993           1992           1991       1990
                                     ----              ----           ----           ----           ----       ----
AETNA LEGACY VP
Value at beginning of period         $10.000(9)
Value at end of period               $10.443
Number of accumulation units
 outstanding at end of period          2,222
AETNA MONEY MARKET VP
Value at beginning of period         $10.509           $10.223      $10.031         $34.122(10)  $32.431    $30.285
Value at end of period               $11.007           $10.509      $10.223         $10.031      $34.122    $32.431
Number of accumulation units
 outstanding at end of period      4,354,272         1,822,449       90,782           2,808      548,425    722,438
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $10.518           $11.010   $10.296         $10.000(15)
Value at end of period               $13.480           $10.518   $11.010         $10.296
Number of accumulation units
 outstanding at end of period         25,730               752     1,383              82
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.054
Number of accumulation units
 outstanding at end of period        294,244
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.066
Number of accumulation units
 outstanding at end of period        288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.052
Number of accumulation units
 outstanding at end of period         33,813

--------------------------------------------------------------------------------

                                     1999            1998              1997          1996
                                     ----            ----              ----          ----
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $20.018       $15.517           $12.593        $10.468
Value at end of period               $24.687       $20.018           $15.517        $12.593
Number of accumulation units
 outstanding at end of period        732,243       779,942           710,711        569,561
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $20.726       $15.554           $13.909        $12.992
Value at end of period               $46.370       $20.726           $15.554        $13.909
Number of accumulation units
 outstanding at end of period      1,056,343       459,710           427,692        433,363
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $20.165       $15.130           $12.484        $10.835
Value at end of period               $25.370       $20.165           $15.130        $12.484
Number of accumulation units
 outstanding at end of period        545,606       241,070           152,646        111,525
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $15.731       $14.527           $13.096        $12.094
Value at end of period               $15.864       $15.731           $14.527        $13.096
Number of accumulation units
 outstanding at end of period        190,660       199,467            97,715         73,340
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $20.948       $15.558           $12.770        $10.870
Value at end of period               $29.936       $20.948           $15.558        $12.770
Number of accumulation units
 outstanding at end of period        668,409       244,107           197,548        144,443
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $21.626       $16.901           $13.940        $10.893
Value at end of period               $35.298       $21.626           $16.901        $13.940
Number of accumulation units
 outstanding at end of period      1,601,735     1,346,457         1,273,110        803,488
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $11.189       $14.025           $13.188        $10.479
Value at end of period               $12.670       $11.189           $14.025        $13.188
Number of accumulation units
 outstanding at end of period         65,370        92,175           106,926         73,699
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.053       $10.004(8)
Value at end of period               $15.814       $10.053
Number of accumulation units
 outstanding at end of period         38,363         9,360
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.929       $10.098(8)
Value at end of period               $10.133        $9.929
Number of accumulation units
 outstanding at end of period          3,553           625
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $27.097       $21.541           $21.225(11)
Value at end of period               $40.017       $27.097           $21.541
Number of accumulation units
 outstanding at end of period        202,966       167,065           164,474
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.769       $15.361           $15.547(11)
Value at end of period               $29.605       $19.769           $15.361
Number of accumulation units
 outstanding at end of period        457,665       562,097           598,078
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $15.703       $12.863           $13.110(11)
Value at end of period               $19.332       $15.703           $12.863
Number of accumulation units
 outstanding at end of period        331,760       428,785           462,383

                                      1995              1994               1993         1992   1991    1990
                                      ----              ----               ----         ----   ----    ----
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.468
Number of accumulation units
 outstanding at end of period        379,862
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.319           $10.000(16)
Value at end of period               $12.992           $10.319
Number of accumulation units
 outstanding at end of period        723,839           131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.835
Number of accumulation units
 outstanding at end of period          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.886           $10.000(16)
Value at end of period               $12.094            $9.886
Number of accumulation units
 outstanding at end of period         84,048            15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.893
Number of accumulation units
 outstanding at end of period        227,582
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $9.079            $9.716            $10.000(17)
Value at end of period               $10.479            $9.079             $9.716
Number of accumulation units
 outstanding at end of period        162,462           141,076             27,908
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                   1999       1998           1997         1996   1995   1994   1993   1992   1991   1990
                                   ----       ----           ----         ----   ----   ----   ----   ----   ----   -----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period    $21.359    $18.070          $17.838(11)
Value at end of period          $33.582    $21.359          $18.070
Number of accumulation units
 outstanding at end of period   331,362    257,953          280,633
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period    $18.407    $14.534          $14.237(11)
Value at end of period          $22.348    $18.407          $14.534
Number of accumulation units
 outstanding at end of period   314,992    335,510          360,615

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (4) Funds were first received in this option during January 1998.

 (5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (6) Funds were first received in this option during June 1998.

 (7) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the contract.

 (8) Funds were first received in this option during July 1998.

 (9) The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.

(10) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

(11) Funds were first received in this option during November 1997.

(12) Funds were first received in this option during August 1999.

(13) Funds were first received in this option during July 1999.

(14) Funds were first received in this option during May 1999.

(15) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

(16) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(17) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999
                                                                    ----
AETNA BALANCED VP, INC.
Value at beginning of period                                       $10.548(1)
Value at end of period                                             $11.902
Number of accumulation units outstanding at end of period            7,910
AETNA GROWTH VP
Value at beginning of period                                       $11.536(1)
Value at end of period                                             $15.094
Number of accumulation units outstanding at end of period            4,940
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $10.246(1)
Value at end of period                                             $11.882
Number of accumulation units outstanding at end of period           25,734
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $11.411(1)
Value at end of period                                             $13.677
Number of accumulation units outstanding at end of period           18,623
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.325(1)
Value at end of period                                             $10.485
Number of accumulation units outstanding at end of period               10
AETNA LEGACY VP
Value at beginning of period                                        $9.846(1)
Value at end of period                                             $10.713
Number of accumulation units outstanding at end of period            3,827
AETNA SMALL COMPANY VP
Value at beginning of period                                        $8.741(1)
Value at end of period                                             $12.352
Number of accumulation units outstanding at end of period           25,984
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $10.626(1)
Value at end of period                                             $13.007
Number of accumulation units outstanding at end of period           11,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $10.184(1)
Value at end of period                                             $10.651
Number of accumulation units outstanding at end of period              654
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $12.390(1)
Value at end of period                                             $16.024
Number of accumulation units outstanding at end of period            4,299
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                       $11.460(1)
Value at end of period                                             $13.787
Number of accumulation units outstanding at end of period            5,461
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $12.588(1)
Value at end of period                                             $26.089
Number of accumulation units outstanding at end of period           11,071
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $12.137(1)
Value at end of period                                             $14.479
Number of accumulation units outstanding at end of period              436
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $10.355(1)
Value at end of period                                             $10.404
Number of accumulation units outstanding at end of period              978
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $12.040(1)
Value at end of period                                             $16.313
Number of accumulation units outstanding at end of period            4,195
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $10.532(1)
Value at end of period                                             $16.613
Number of accumulation units outstanding at end of period           17,701

--------------------------------------------------------------------------------

                                                                    1999
                                                                    ----
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $10.883(1)
Value at end of period                                             $15.732
Number of accumulation units outstanding at end of period              188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $10.087(1)
Value at end of period                                             $16.210
Number of accumulation units outstanding at end of period           12,648
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $10.107(1)
Value at end of period                                             $15.541
Number of accumulation units outstanding at end of period              230
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $10.925(1)
Value at end of period                                             $13.248
Number of accumulation units outstanding at end of period            1,256

-----------------
(1) Funds were first received in this option during March 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999
                                                                    ----
AETNA CROSSROADS VP
Value at beginning of period                                       $15.521(1)
Value at end of period                                             $16.474
Number of accumulation units outstanding at end of period            1,778
AETNA GROWTH VP
Value at beginning of period                                       $15.198(1)
Value at end of period                                             $18.142
Number of accumulation units outstanding at end of period            2,736
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $263.583(1)
Value at end of period                                            $285.280
Number of accumulation units outstanding at end of period              347
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $22.058(1)
Value at end of period                                             $26.366
Number of accumulation units outstanding at end of period              152
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                       $23.549(1)
Value at end of period                                             $27.241
Number of accumulation units outstanding at end of period            4,166
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $32.641(1)
Value at end of period                                             $53.698
Number of accumulation units outstanding at end of period            2,972
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $21.430(1)
Value at end of period                                             $24.954
Number of accumulation units outstanding at end of period            3,842
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $25.578(1)
Value at end of period                                             $32.068
Number of accumulation units outstanding at end of period              597
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $26.861(1)
Value at end of period                                             $38.687
Number of accumulation units outstanding at end of period            1,791
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $33.592(1)
Value at end of period                                             $43.155
Number of accumulation units outstanding at end of period            1,516
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $21.207(1)
Value at end of period                                             $28.739
Number of accumulation units outstanding at end of period              547
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $21.843(1)
Value at end of period                                             $25.309
Number of accumulation units outstanding at end of period            1,557

-----------------
(1) Funds were first received in this option during September 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE IV

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                     1999           1998             1997             1996
                                     ----           ----             ----             ----
AETNA ASCENT VP
Value at beginning of period         $15.855      $15.392           $12.999          $10.652
Value at end of period               $17.905      $15.855           $15.392          $12.999
Number of accumulation units
 outstanding at end of period         96,551      274,115           317,579           99,589
AETNA BALANCED VP, INC
Value at beginning of period         $21.929      $18.989           $15.698          $13.803
Value at end of period               $24.603      $21.929           $18.989          $15.698
Number of accumulation units
 outstanding at end of period      2,278,136    2,929,720         3,174,738        3,885,730
AETNA BOND VP
Value at beginning of period         $14.270      $13.361           $12.493          $12.212
Value at end of period               $13.988      $14.270           $13.361          $12.493
Number of accumulation units
 outstanding at end of period        887,371    1,129,589         1,168,988        1,947,629
AETNA CROSSROADS VP
Value at beginning of period         $15.095      $14.432           $12.430          $10.594
Value at end of period               $16.431      $15.095           $14.432          $12.430
Number of accumulation units
 outstanding at end of period        115,324      218,649           175,559           74,128
AETNA GROWTH VP
Value at beginning of period         $17.912      $13.173           $14.437(4)
Value at end of period               $23.875      $17.912           $13.173
Number of accumulation units
 outstanding at end of period        172,425      140,522             2,695
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $24.907      $22.028           $17.173          $13.972
Value at end of period               $28.883      $24.907           $22.028          $17.173
Number of accumulation units
 outstanding at end of period      7,212,849    9,491,619        10,689,845       15,372,944
AETNA HIGH YIELD VP
Value at beginning of period          $9.212       $9.954(6)
Value at end of period                $9.739       $9.212
Number of accumulation units
 outstanding at end of period          2,827          605
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $18.772      $14.444           $10.924          $10.000(7)
Value at end of period               $23.044      $18.772           $14.444          $10.924
Number of accumulation units
 outstanding at end of period        347,854      527,155           266,429           89,498
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $10.891      $10.107(6)
Value at end of period               $12.455      $10.891
Number of accumulation units
 outstanding at end of period          6,907       17,011
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period          $8.815    $9.996(6)
Value at end of period                $9.645    $8.815
Number of accumulation units
 outstanding at end of period         15,816       55,564
AETNA INTERNATIONAL VP
Value at beginning of period          $9.765      $10.149(6)
Value at end of period               $14.594       $9.765
Number of accumulation units
 outstanding at end of period         10,655       35,872
AETNA LEGACY VP
Value at beginning of period         $14.064      $13.317           $11.776          $10.443
Value at end of period               $14.875      $14.064           $13.317          $11.776
Number of accumulation units
 outstanding at end of period        111,343      197,742           133,741           25,977

                                        1995             1994         1993             1992          1991        1990
                                        ----             ----         ----             ----          ----        ----
AETNA ASCENT VP
Value at beginning of period           $10.000(1)
Value at end of period                 $10.652
Number of accumulation units
 outstanding at end of period           16,791
AETNA BALANCED VP, INC
Value at beginning of period           $10.971            $11.164     $10.286         $12.717(2)    $10.882     $10.423
Value at end of period                 $13.803            $10.971     $11.164         $10.286       $12.717     $10.882
Number of accumulation units
 outstanding at end of period        6,430,772          3,541,703     318,711           6,537     1,324,822     984,798
AETNA BOND VP
Value at beginning of period           $10.457            $11.006     $10.160         $37.815(3)    $32.066     $29.752
Value at end of period                 $12.212            $10.457     $11.006         $10.160       $37.815     $32.066
Number of accumulation units
 outstanding at end of period        4,853,662          1,988,960     166,913           4,196       427,893     358,454
AETNA CROSSROADS VP
Value at beginning of period           $10.000(1)
Value at end of period                 $10.594
Number of accumulation units
 outstanding at end of period           16,953
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $10.698            $10.940     $10.378         $84.249(5)    $67.496     $66.174
Value at end of period                 $13.972            $10.698     $10.940         $10.378       $84.249     $67.496
Number of accumulation units
 outstanding at end of period       30,554,957         11,117,383     879,670           3,107       908,777     810,126
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.443
Number of accumulation units
 outstanding at end of period            2,222

--------------------------------------------------------------------------------

                                      1999             1998             1997           1996
                                      ----             ----             ----           ----
AETNA MONEY MARKET VP
Value at beginning of period        $12.425           $11.930          $11.453       $11.007
Value at end of period              $12.894           $12.425          $11.930       $11.453
Number of accumulation units
 outstanding at end of period     1,034,154        1,146,661          974,714      1,984,269
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.873           $10.095(6)
Value at end of period               $8.393            $8.873
Number of accumulation units
 outstanding at end of period         6,002            17,926
AETNA SMALL
COMPANY VP
Value at beginning of period        $13.633           $13.654          $13.503(4)
Value at end of period              $17.617           $13.633          $13.654
Number of accumulation units
 outstanding at end of period        19,165            91,992           17,392
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.030           $13.261          $12.904(4)
Value at end of period              $18.930           $16.030          $13.261
Number of accumulation units
 outstanding at end of period        23,354            60,870            6,194
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.008(9)
Value at end of period              $13.753
Number of accumulation units
 outstanding at end of period         2,630
AIM V.I. GROWTH FUND
Value at beginning of period         $9.663(9)
Value at end of period              $12.069
Number of accumulation units
 outstanding at end of period         1,843
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.568(9)
Value at end of period              $11.716
Number of accumulation units
 outstanding at end of period        10,587
AIM V.I. VALUE FUND
Value at beginning of period         $9.891(10)
Value at end of period              $11.506
Number of accumulation units
 outstanding at end of period         6,924
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.415           $17.779          $14.992          $13.480
Value at end of period              $22.626           $20.415          $17.779          $14.992
Number of accumulation units
 outstanding at end of period         8,236             8,742           20,122            6,303
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17,400           $15.784          $12.475          $11.054
Value at end of period              $18.272           $17.400          $15.784          $12.475
Number of accumulation units
 outstanding at end of period       236,374           298,921          328,562          208,072
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.155           $13.904          $11.402          $10.066
Value at end of period              $25.999           $19.155          $13.904          $11.402
Number of accumulation units
 outstanding at end of period       474,649           324,558          229,060          199,720
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.786           $12.381          $11.238          $10.052
Value at end of period              $19.419           $13.786          $12.381          $11.238
Number of accumulation units
 outstanding at end of period        37,275            54,226           51,781           38,994
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period        $19.735           $15.374          $12.540          $10.468
Value at end of period              $24.217           $19.735          $15.374          $12.540
Number of accumulation units
 outstanding at end of period       449,134           488,102          465,699          273,189

                                      1995            1994           1993           1992           1991       1990
                                      ----            ----           ----           ----           ----       ----
AETNA MONEY MARKET VP
Value at beginning of period         $10.509          $10.223      $10.031         $34.122(8)     $32.431    $30.285
Value at end of period               $11.007          $10.509      $10.223         $10.031        $34.122    $32.431
Number of accumulation units
 outstanding at end of period      4,354,272        1,822,449       90,782           2,808        548,425    722,438
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $10.518          $11.010      $10.296         $10.000(11)
Value at end of period               $13.480          $10.518      $11.010         $10.296
Number of accumulation units
 outstanding at end of period         25,730              752        1,383              82
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.054
Number of accumulation units
 outstanding at end of period        294,244
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.066
Number of accumulation units
 outstanding at end of period        288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.052
Number of accumulation units
 outstanding at end of period         33,813
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.468
Number of accumulation units
 outstanding at end of period        379,862

--------------------------------------------------------------------------------

                                   1999          1998             1997          1996
                                   ----          ----             ----          ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $20.433       $15.410          $13.850       $12.992
Value at end of period            $45.486       $20.433          $15.410       $13.850
Number of accumulation units
 outstanding at end of period     828,592       512,154          469,230       590,904
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period      $19.880       $14.990          $12.431       $10.835
Value at end of period            $24.886       $19.880          $14.990       $12.431
Number of accumulation units
 outstanding at end of period     527,201       334,508          193,429        74,184
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $15.509       $14.393          $13.040       $12.094
Value at end of period            $15.562       $15.509          $14.393       $13.040
Number of accumulation units
 outstanding at end of period      73,596        85,517          109,812        96,128
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period      $20.651       $15.414          $12.716       $10.870
Value at end of period            $29.366       $20.651          $15.414       $12.716
Number of accumulation units
 outstanding at end of period     432,037       217,310          179,226       132,465
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $21.320       $16.745          $13.880       $10.893
Value at end of period            $34.626       $21.320          $16.745       $13.880
Number of accumulation units
 outstanding at end of period     902,510     1,069,704          953,522       520,275
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $11.030       $13.896          $13.132       $10.479
Value at end of period            $12.428       $11.030          $13.896       $13.132
Number of accumulation units
 outstanding at end of period      57,916        89,735          149,149       115,869
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period      $10.018       $10.027(6)
Value at end of period            $15.681       $10.018
Number of accumulation units
 outstanding at end of period      12,402         3,998
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period       $9.895        $9.952(6)
Value at end of period            $10.048        $9.895
Number of accumulation units
 outstanding at end of period       5,340         3,006
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $26.713       $21.343          $21.038(4)
Value at end of period            $39.254       $26.713          $21.343
Number of accumulation units
 outstanding at end of period     278,562       303,746          296,540
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period      $19.489       $15.219          $15.411(4)
Value at end of period            $29.040       $19.489          $15.219
Number of accumulation units
 outstanding at end of period     485,026       695,813          742,913
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period      $15.481       $12.744          $12.995(4)
Value at end of period            $18.963       $15.481          $12.744
Number of accumulation units
 outstanding at end of period     408,870       605,271          664,979
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period      $21.057       $17.903          $17.682(4)
Value at end of period            $32.942       $21.057          $17.903
Number of accumulation units
 outstanding at end of period     316,726       360,392          411,600

                                      1995              1994               1993         1992   1991   1990
                                      ----              ----               ----         ----   ----   ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.319           $10.000(12)
Value at end of period               $12.992           $10.319
Number of accumulation units
 outstanding at end of period        723,839           131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.835
Number of accumulation units
 outstanding at end of period          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.886           $10.000(12)
Value at end of period               $12.094            $9.886
Number of accumulation units
 outstanding at end of period         84,048            15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.893
Number of accumulation units
 outstanding at end of period        227,582
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $9.079            $9.716            $10.000(13)
Value at end of period               $10.479            $9.079             $9.716
Number of accumulation units
 outstanding at end of period        162,462           141,076             27,908
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                  1999       1998          1997        1996   1995   1994   1993   1992   1991   1990
                                  ----       ----          ----        ----   ----   ----   ----   ----   ----   ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period    $18.146    $14.400         $14.112(4)
Value at end of period          $21.922    $18.146         $14.400
Number of accumulation units
 outstanding at end of period   177,799    287,914         231,297

-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (4) Funds were first received in this option during November 1997.

 (5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (6) Funds were first received in this option during May 1998.

 (7) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.

 (8) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (9) Funds were first received in this option during June 1999.

(10) Funds were first received in this option during May 1999.

(11) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(13) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE V

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999              1998               1997
                                                                    ----             -----               ----
AETNA ASCENT VP
Value at beginning of period                                      $15.786            $15.364            $12.994(1)
Value at end of period                                            $17.783            $15.786            $15.364
Number of accumulation units outstanding at end of period           1,438              1,718                911
AETNA BALANCED VP, INC
Value at beginning of period                                      $21.834            $18.954            $15.823(1)
Value at end of period                                            $24.436            $21.834            $18.954
Number of accumulation units outstanding at end of period          28,079             30,064             25,112
AETNA BOND VP
Value at beginning of period                                      $14.208            $13.337            $12.417(1)
Value at end of period                                            $13.893            $14.208            $13.337
Number of accumulation units outstanding at end of period          22,155             18,429             36,018
AETNA CROSSROADS VP
Value at beginning of period                                      $15.030            $14.406            $12.428(1)
Value at end of period                                            $16.319            $15.030            $14.406
Number of accumulation units outstanding at end of period             470                458              7,855
AETNA GROWTH VP
Value at beginning of period                                      $17.834            $15.727(2)
Value at end of period                                            $23.713            $17.834
Number of accumulation units outstanding at end of period           5,532              2,089
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $24.800            $21.988            $17.728(1)
Value at end of period                                            $28.686            $24.800            $21.988
Number of accumulation units outstanding at end of period         134,360            148,051            188,162
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.677(3)
Value at end of period                                             $9.698
Number of accumulation units outstanding at end of period             619
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $18.691            $14.418            $11.345(1)
Value at end of period                                            $22.887            $18.691            $14.418
Number of accumulation units outstanding at end of period          31,248             23,367             11,672
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                      $10.872             $8.579(4)
Value at end of period                                            $12.403            $10.872
Number of accumulation units outstanding at end of period           1,361              1,230
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $8.800             $7.685(5)
Value at end of period                                             $9.604             $8.800
Number of accumulation units outstanding at end of period           1,041                807
AETNA LEGACY VP
Value at beginning of period                                      $14.003            $13.292            $12.076(6)
Value at end of period                                            $14.774            $14.003            $13.292
Number of accumulation units outstanding at end of period             502              1,188                397
AETNA MONEY MARKET VP
Value at beginning of period                                      $12.372            $11.908            $11.572(1)
Value at end of period                                            $12.806            $12.372            $11.908
Number of accumulation units outstanding at end of period          28,274             32,767             23,882
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.574            $13.320(7)
Value at end of period                                            $17.497            $13.574
Number of accumulation units outstanding at end of period           1,733                797
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $15.960            $14.467(8)
Value at end of period                                            $18.801            $15.960
Number of accumulation units outstanding at end of period             299                 54
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.325            $15.755            $12.668(1)
Value at end of period                                            $18.147            $17.325            $15.755
Number of accumulation units outstanding at end of period           8,863              6,720              9,385
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.072            $13.879            $11.373(1)
Value at end of period                                            $25.822            $19.072            $13.879
Number of accumulation units outstanding at end of period          23,653             17,622              8,432

--------------------------------------------------------------------------------

                                                               = 1999            1998               1997
                                                                ----             ----               ----
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $13.727         $12.358             $11.356(1)
Value at end of period                                         $19.287         $13.727             $12.358
Number of accumulation units outstanding at end of period        1,319           1,827               2,264
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                   $19.649         $15.346             $12.473(1)
Value at end of period                                         $24.052         $19.649             $15.346
Number of accumulation units outstanding at end of period       20,988          20,097              19,168
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $20.345         $15.382             $12.282(1)
Value at end of period                                         $45.177         $20.345             $15.382
Number of accumulation units outstanding at end of period       29,490          12,305              10,357
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $19.794         $14.963             $12.742(1)
Value at end of period                                         $24.717         $19.794             $14.963
Number of accumulation units outstanding at end of period        6,163           7,705               7,255
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $15.442         $14.367             $13.043(1)
Value at end of period                                         $15.456         $15.442             $14.367
Number of accumulation units outstanding at end of period        2,080           3,383               2,833
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $20.562         $15.386             $12.975(1)
Value at end of period                                         $29.166         $20.562             $15.386
Number of accumulation units outstanding at end of period       11,840           4,445               3,305
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $21.228         $16.714             $14.460(1)
Value at end of period                                         $34.390         $21.228             $16.714
Number of accumulation units outstanding at end of period       31,115          28,230              23,481
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $10.982         $13.870             $12.300(1)
Value at end of period                                         $12.344         $10.982             $13.870
Number of accumulation units outstanding at end of period          191             753               4,339
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $10.001          $9.378(9)
Value at end of period                                         $15.615         $10.001
Number of accumulation units outstanding at end of period          953              24
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $9.878          $9.889(9)
Value at end of period                                         $10.006          $9.878
Number of accumulation units outstanding at end of period          114              67
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $26.598         $21.304             $21.005(10)
Value at end of period                                         $38.987         $26.598             $21.304
Number of accumulation units outstanding at end of period        3,143           1,926               2,468
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.405         $15.192             $15.386(10)
Value at end of period                                         $28.843         $19.405             $15.192
Number of accumulation units outstanding at end of period       11,547          13,060              11,491
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $15.414         $12.721             $12.975(10)
Value at end of period                                         $18.834         $15.414             $12.721
Number of accumulation units outstanding at end of period       18,743          21,363              17,743
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $20.966         $17.870             $17.653(10)
Value at end of period                                         $32.718         $20.966             $17.870
Number of accumulation units outstanding at end of period        5,869           5,411               4,502
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.068         $14.374             $14.090(10)
Value at end of period                                         $21.773         $18.068             $14.374
Number of accumulation units outstanding at end of period       10,244          16,259              14,429

-----------------

 (1) Funds were first received in this option during April 1997.

 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during April 1999.
 (4) Funds were first received in this option during October 1998.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during May 1997.
 (7) Funds were first received in this option during January 1998.
 (8) Funds were first received in this option during March 1998.
 (9) Funds were first received in this option during December 1998.
(10) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE VI

                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                  1999             1998              1997
                                                                  ----             ----              -----
AETNA ASCENT VP
Value at beginning of period                                      $15.942         $15.422            $13.943(1)
Value at end of period                                            $18.066         $15.942            $15.422
Number of accumulation units outstanding at end of period          21,776          24,014             23,868
AETNA BALANCED VP, INC
Value at beginning of period                                      $22.015         $19.016            $16.898(1)
Value at end of period                                            $24.762         $22.015            $19.016
Number of accumulation units outstanding at end of period         383,141         452,764            477,504
AETNA BOND VP
Value at beginning of period                                      $14.304         $13.373            $12.747(1)
Value at end of period                                            $14.042         $14.304            $13.373
Number of accumulation units outstanding at end of period         387,135         452,992            489,431
AETNA CROSSROADS VP
Value at beginning of period                                      $15.179         $14.461            $13.178(1)
Value at end of period                                            $16.579         $15.179            $14.461
Number of accumulation units outstanding at end of period           9,939          10,769             10,798
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $25.005         $22.060            $19.527(1)
Value at end of period                                            $29.069         $25.005            $22.060
Number of accumulation units outstanding at end of period       3,297,663       3,821,349          4,106,796
AETNA LEGACY VP
Value at beginning of period                                      $14.141         $13.343            $12.335(1)
Value at end of period                                            $14.497         $14.141            $13.343
Number of accumulation units outstanding at end of period               0           1,958              2,254
AETNA MONEY MARKET VP
Value at beginning of period                                      $12.425         $11.930            $11.654(1)
Value at end of period                                            $12.894         $12.425            $11.930
Number of accumulation units outstanding at end of period         457,619         505,775            580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.400         $15.784            $14.017(1)
Value at end of period                                            $18.272         $17.400            $15.784
Number of accumulation units outstanding at end of period          11,370          13,539             35,342
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.155         $13.904            $12.498(1)
Value at end of period                                            $25.999         $19.155            $13.904
Number of accumulation units outstanding at end of period          32,858          24,195              3,029
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                      $19.735         $15.374            $13.535(1)
Value at end of period                                            $24.217         $19.735            $15.374
Number of accumulation units outstanding at end of period          13,750          14,618             13,675
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $20.433         $15.410            $13.806(1)
Value at end of period                                            $45.486         $20.433            $15.410
Number of accumulation units outstanding at end of period          34,550          24,373             19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $19.880         $14.990            $13.554(1)
Value at end of period                                            $24.886         $19.880            $14.990
Number of accumulation units outstanding at end of period          12,101           6,712              2,819
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $15.509         $14.630(2)
Value at end of period                                            $15.562         $15.509
Number of accumulation units outstanding at end of period           3,110           5,158
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $20.651         $15.414            $13.985(1)
Value at end of period                                            $29.366         $20.651            $15.414
Number of accumulation units outstanding at end of period          29,284           1,028                750
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $21.320         $16.745            $15.851(1)
Value at end of period                                            $34.626         $21.320            $16.745
Number of accumulation units outstanding at end of period          44,861          45,971             44,433
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $11.030         $13.896            $13.610(1)
Value at end of period                                            $12.428         $11.030            $13.896
Number of accumulation units outstanding at end of period           1,753           1,753              1,753

--------------------------------------------------------------------------------

                                                                 1999         1998            1997
                                                                 ----         ----            ----
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $26.713      $21.343         $21.038(3)
Value at end of period                                          $39.254      $26.713         $21.343
Number of accumulation units outstanding at end of period         9,451        9,947           8,563
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $19.489      $15.219         $15.411(3)
Value at end of period                                          $29.040      $19.489         $15.219
Number of accumulation units outstanding at end of period        12,142       11,330          11,848
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $15.481      $12.744         $12.995(3)
Value at end of period                                          $18.963      $15.481         $12.744
Number of accumulation units outstanding at end of period       135,420      148,963         141,582
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                    $21.057      $17.903         $17.682(3)
Value at end of period                                          $32.942      $21.057         $17.903
Number of accumulation units outstanding at end of period         4,496        5,245           3,986
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                    $18.146      $14.400         $14.112(3)
Value at end of period                                          $21.922      $18.146         $14.400
Number of accumulation units outstanding at end of period         4,491        4,730           3,310

-----------------

(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during February 1998.
(3) Funds were first received in this option during November 1997.

                         For Master Applications Only

--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account B Group Deferred Variable Prospectus dated May 1, 2000 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account B Statement of Additional Information (Form No. SAI.75996-00) dated May 1, 2000.

--------------------------------------------------------------------------------
                         CONTRACT HOLDER' S SIGNATURE

--------------------------------------------------------------------------------
                                     DATE


PRO.75996-00